RESTRICTED CASH	6 Months Ended
Jun. 30, 2026
Disclosure Of Detailed Information About Restricted Cash [Abstract]
RESTRICTED CASH	RESTRICTED CASH
Brookfield Renewable’s restricted cash is as follows:

(MILLIONS)	June 30, 2026	December 31, 2025
Operations	$107	$202
Credit obligations	273	161
Capital expenditures and development projects	30	5
Total	410	368
Less: non-current	(139)	(148)
Current	$271	$220